Mining Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Mining Equipment, Net [Abstract]
Schedule of Mining Equipment	The following table summarizes the carrying amount of the Company’s mining equipment as of:
	March 31, 2025	December 31, 2024
Mining equipment
Balance, beginning of year	$17,109,000	$15,978,000
Additions	686,000	1,573,000
Disposals	—	(442,000)
Ending balance	$17,795,000	$17,109,000

Accumulated depreciation
Balance, beginning of year	$14,115,000	$3,062,000
Additions	1,071,000	11,179,000
Disposals	—	(126,000)
Ending balance	$15,186,000	$14,115,000
Net carrying amount	$2,609,000	$2,994,000

The following table summarizes the carrying amount of the Company’s mining equipment, as of December 31,

	2024	2023
Mining equipment
Balance, beginning of year	$15,978,000	$47,599,000
Additions	1,573,000	1,894,000
Disposals	(442,000)	(105,000)
Impairment	—	(8,335,000)
Revaluation from impairment	—	(25,075,000)
Ending balance	$17,109,000	$15,978,000

Accumulated depreciation
Balance, beginning of year	$3,062,000	$13,231,000
Additions	11,179,000	14,958,000
Disposals	(126,000)	(51,000)
Revaluation from impairment	—	(25,076,000)
Ending balance	$14,115,000	$3,062,000
Mining equipment, net	$2,994,000	$12,916,000